SHARE CAPITAL, WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL, WARRANTS AND OPTIONS
SHARE CAPITAL, WARRANTS AND OPTIONS

10.SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)Common shares issued and outstanding

2017

On June 8, 2017, the Company closed a brokered placement, through a prospectus, of units for total gross proceeds of $10,877. The Company issued 145,030,833 units at a price of $0.075 per unit. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price of $0.12 until June 8, 2019. The Company paid share issuance costs of $533 and also issued 1,965,093 agent’s warrants, exercisable at $0.075 per warrant until June 8, 2019. The Company allocated a $1,500 fair value to the warrants issued in conjunction with the private placement and $61 to agent’s warrants.  The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 98.60%. The Company also granted the agent an overallotment option for a period of 30 days, which expired unexercised. The fair value of overallotment option of $39 was recorded as a share issuance cost and was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 30 days, expected dividend yield of 0%, a risk-free interest rate of 0.71% and an expected volatility of 66.6%.

On August 15, 2017, the Company closed a non-brokered private placement of units for total proceeds of $3,074.  The Company issued 40,982,448 units at a price of $0.075 per unit. Each unit consists of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share at an exercise price of $0.12 until August 15, 2019.  The Company allocated a $519 fair value to the warrants issued from the private placement.  Direct financing costs totalled $16 resulting in net proceeds to the Company of $3,058. The fair value of warrants was determined on a pro-rata basis using the Black-Scholes Option Pricing Model with the following assumptions; expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 1.23% and an expected volatility of 98.64%.

2016

On April 28, 2016, the Company issued 952,380 common shares at a fair value of $95 as a finance fee.

On July 21, 2016, the Company closed a private placement of 92,668,907 units at a price of $0.075 per unit for gross proceeds of $6,950. Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each whole warrant entitles the purchaser to purchase an additional common share at a price of $0.12 per share until July 21, 2018. Share issuance costs of $571 were incurred in connection with the private placement. The Company also issued 1,203,695 agent’s warrants, exercisable at $0.075 per warrant until July 21, 2018. The Company allocated a fair value of $48 to the agent’s warrants under the Black-Scholes Option Pricing Model with the following assumptions: expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.57% and an expected volatility of 91.06%.  The Company also granted the agent an overallotment option, which expired unexercised.

On September 12, 2016, the Company closed a private placement and issued 67,331,093 units at a price of $0.075 per unit for gross proceeds of $5,050. Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each whole warrant entitles the purchaser to purchase an additional common share at a price of $0.12 per share until September 12, 2018.

2015

During the year ended December 31, 2015, the Company issued 1,149,000 common shares for stock options exercised at $0.10 per share for proceeds of $115. The Company reallocated $57 from share-based payments reserve to share capital upon exercise.

The Company issued 7,461,748 common shares for warrant exercises at $0.21 per share for proceeds of $1,567.

On July 20, 2015, the Company closed a private placement of 29,054,079 units at a price of $0.22 per unit for proceeds of $6,392. Each unit consisted of one common share of the Company and one half of one common share purchase warrant. Each whole warrant entitled the purchaser to purchase an additional common share at a price of $0.30 per share until July 20, 2017. Share issuance costs of $216 were incurred in connection with the private placement.  The Company also issued 251,370 broker’s warrants, exercisable at $0.30 per warrant until July 20, 2017. The Company allocated a fair value of $18 to the broker’s warrants under the Black-Scholes Option Pricing Model with the following assumptions: expected life of 2 years, expected dividend yield of 0%, a risk-free interest rate of 0.42% and an expected volatility of 89.61%.

b)Preferred shares issued and outstanding

As at December 31, 2017, December 31, 2016 and December 31, 2015, there are 590,931 series 1 preferred shares outstanding.

The rights and restrictions of the preferred shares are as follows:

i)dividends shall be paid at the discretion of the directors;

ii)the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;

iii)the shares are convertible at any time after 6 months from the date of issuance, upon the holder serving the Company with 10 days written notice; and

iv)the number of the common shares to be received on conversion of the preferred shares is to be determined by dividing the conversion value of the share, $1 per share, by $0.90.

c)Warrants

A summary of common share purchase warrants activity during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	95,982,036	0.15	27,738,344	0.49	25,137,030	0.47
Issued	94,971,721	0.12	81,203,692	0.12	14,778,344	0.12
Cancelled / Expired	(14,778,344)	0.30	(12,960,000)	0.71	(4,715,282)	0.21
Exercised	—	—	—	—	(7,461,748)	0.21

Outstanding, end of year	176,175,413	0.12	95,982,036	0.15	27,738,344	0.49

At December 31, 2017, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
46,334,451	Jul 21, 20181	0.12	0.15
1,203,695	Jul 21, 2018	0.075	0.00
33,665,546	Sep 12, 20181	0.12	0.13
72,515,414	June 8, 2019	0.12	0.59
1,965,083	June 8, 2019	0.075	0.02
20,491,224	August 15, 2019	0.12	0.19

176,175,413			1.08

1  The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.18 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2017, the Company’s common shares have not met the criterion for acceleration.

d)Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 10% of the issued and outstanding common stock of the Company. Under the Plan, the exercise price of each option equals the market price or a discounted price of the Company’s stock as calculated on the date of grant. The options can be granted for a maximum term of 10 years.

A summary of option activity under the Plan during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding, beginning of year	12,823,000	0.30	9,872,500	0.37	12,548,000	0.31
Issued	9,137,500	0.12	6,058,000	0.21	1,350,000	0.25
Cancelled / Expired	(1,240,000)	0.24	(3,107,500)	0.34	(2,876,500)	0.11
Exercised	—	—	—	—	(1,149,000)	0.10

Outstanding, end of year	20,720,500	0.23	12,823,000	0.30	9,872,500	0.37

During the year ended December 31, 2017, the Company granted 9,137,500 incentive stock options to employees, directors and consultants with a maximum term of 5 years. All stock options vest immediately and are exercisable at $0.12 per common share.  The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of this grant amounted to $504 and was recorded as a share-based payments expense.

During the year ended December 31, 2016, the Company granted 6,058,000 incentive stock options to employees, directors and consultants with a maximum term of 5 years. The granting of these options resulted in a share-based payments expense of $278.

During the year ended December 31, 2016, the Company recorded a further $31 in stock-based compensation for previously issued stock options that vested during the year.

During the year ended December 31, 2015, the Company granted 1,350,000 incentive stock options to employees, directors and consultants with a maximum term of 5 years. Of the total, 200,000 options granted to a consultant vest 25% every 3 months and all other options vested immediately.  The granting of these options resulted in a stock-based compensation expense of $232. The Company recorded a further $26 in stock-based compensation for previously issued stock options that vested during the year.

The fair value of stock options granted and vested during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 was calculated using the following assumptions:

	December 31, 2017	December 31, 2016	December 31, 2015
Expected dividend yield	0%	0%	0%
Expected share price volatility	66.6% - 100.6%	111% - 113%	157.9% - 170.5%
Risk free interest rate	1.17% – 1.80%	0.68% – 0.79%	0.64% - 0.79%
Expected life of options	5 years	5 years	5years

Details of options outstanding as at December 31, 2017 are as follows:

Options Outstanding	Options Exercisable	Expiry Date		Exercise Price ($)	Weighted average remaining contractual life (years)
150,000	150,000	Jan 15, 2018	*	0.15	0.00
200,000	200,000	Apr 22, 2018		0.15	0.00
150,000	150,000	Jul 29, 2018		0.20	0.00
200,000	200,000	Sep 30, 2018		0.37	0.01
2,440,000	2,440,000	Jul 9, 2019		0.62	0.18
200,000	200,000	Aug 27, 2019		0.37	0.02
100,000	100,000	Sep 26, 2019		0.26	0.01
350,000	350,000	Nov 5, 2019		0.21	0.03
1,000,000	1,000,000	Dec 19, 2019		0.22	0.09
900,000	900,000	Feb 3, 2020		0.275	0.09
450,000	450,000	Oct 5, 2020		0.20	0.06
5,443,000	5,443,000	Jan 28, 2021		0.21	0.81
8,137,500	8,137,500	Feb 21, 2022		0.12	1.63
1,000,000	1,000,000	Dec 20, 2022		0.12	0.24

20,720,500	20,720,500				3.17

*  Subsequently expired, unexercised.

e)Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the year ended December 31, 2017 the Company recorded $504 of share-based payments to reserve, (December 31, 2016 - $309) (December 31, 2015 - $276). During the year ended December 31, 2017, the Company transferred $301 (December 31, 2016 - $2,725) (December 31, 2015 - $284) to deficit for expired options and warrants.

During the year ended December 31, 2016, the Company initially recorded an amount of $265 to the reserve, which was amortized as interest expense over the term of the Loan and reallocated to share capital upon settlement.